Schedule of Future Minimum Lease Payments for Capital Leases (Details) (USD $)	Dec. 28, 2013
Capital Leases, Future Minimum Payments Due, Current	$ 296,579
Capital Leases, Future Minimum Payments Due in Two Years	209,539
Capital Leases, Future Minimum Payments Due in Three Years	209,539
Capital Leases, Future Minimum Payments Due in Four Years	209,539
Capital Leases, Future Minimum Payments Due in Five Years	209,539
Capital Leases, Future Minimum Payments Due	$ 1,134,735